Annual Operating Expenses {- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-08 - Fidelity® Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund-Default
Mar. 18, 2022
Operating Expenses:
Management fee	0.64%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.64%